Significant and Critical Accounting Policies and Practices (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Significant And Critical Accounting Policies And Practices Details
Name of consolidated subsidiary or entity	Make Good Media	Make Good Media
State or other jurisdiction of incorporation or organization	Canada	Canada
Date of incorporation or formation (date of acquisition, if applicable)	Oct. 28, 2009	Oct. 28, 2009
Attributable interest	100.00%	100.00%